S000058644 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	74 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	0.98%
Performance Inception Date			Nov. 13, 2019
Long Duration Bond Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.70%	0.09%	1.02%
Performance Inception Date			Nov. 13, 2019
Class A
Prospectus [Line Items]
Average Annual Return, Percent
Class C
Prospectus [Line Items]
Average Annual Return, Percent
Class R6
Prospectus [Line Items]
Average Annual Return, Percent
Class S
Prospectus [Line Items]
Average Annual Return, Percent	7.27%	(0.94%)	0.45%
Performance Inception Date			Nov. 13, 2019
Class M
Prospectus [Line Items]
Average Annual Return, Percent	7.43%	(0.88%)	0.50%
Performance Inception Date			Nov. 13, 2019
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	7.48%	(0.86%)	0.51%
Performance Inception Date			Nov. 13, 2019
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.90%	(2.57%)	(1.16%)
Performance Inception Date			Nov. 13, 2019
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	(1.36%)	(0.28%)
Performance Inception Date			Nov. 13, 2019